Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Current assets
Cash	$ 23,856	$ 20,399
Bonds and money market funds	9,214	19,955
Trade and other receivables	12,045	10,487
Tax credits and grants receivable	299	441
Inventories	19,688	29,141
Prepaid expenses and deposits	7,665	10,745
Derivative financial assets	603	740
Total current assets	73,370	91,908
Non-current assets
Property and equipment	1,494	743
Right-of-use-assets	1,595	2,111
Intangible assets	15,009	21,388
Deferred financing costs	1,792	621
Other asset	0	2,441
Total non-current assets	19,890	27,304
Total assets	93,260	119,212
Current liabilities
Accounts payable and accrued liabilities	41,065	40,376
Provisions	7,517	4,123
Convertible unsecured senior notes	26,895	0
Term loan current	37,894	0
Current portion of lease liabilities	476	463
Income taxes payable	394	60
Deferred revenue	38	54
Total current liabilities	114,279	45,076
Non-current liabilities
Convertible unsecured senior notes		54,227
Lease liabilities	1,446	2,055
Other liabilities	106	94
Total non-current liabilities	1,552	56,376
Total liabilities	115,831	101,452
Equity
Share capital and warrants	338,751	335,752
Equity component of convertible unsecured senior notes	2,132	4,457
Contributed surplus	18,810	12,843
Deficit	(382,649)	(335,248)
Accumulated other comprehensive income (loss)	385	(44)
Total equity	(22,571)	17,760
Total liabilities and equity	$ 93,260	$ 119,212